Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Trade receivables

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Trade receivables	4,824	40,926
Provision on impairment	—	(2,470)
Total	4,824	38,456

Summary of Aged Analysis of Trade Receivables

The following is an aged analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
0 – 90 days	4,704	16,472
91 – 180 days	120	16,292
181 – 365 days	—	5,473
1 – 2 years	—	2,689
Total	4,824	40,926